Equity-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Equity-based Compensation Cost Recognized

A summary of equity-based compensation cost recognized during the year ended December 31, 2020, 2019, and 2018 is as follows:

	2020	2019	2018
QLH Class B units	$5,556	$3,594	$824
QLH restricted Class B-1 units	90	—	—
Restricted Class A shares	211	—	—
Restricted stock units	19,679	—	—

Equity-based compensation expense	$25,536	$3,594	$824

Total income tax benefit recognized related to equity-based compensation	$3,088	$—	$—

Schedule of Equity-based Compensation Expense

Equity-based compensation cost is allocated to the following expense categories in its condensed consolidated statement of operations during the year ended December 31, 2020, 2019 and 2018 as follows:

	2020	2019	2018
Cost of revenue	$2,809	$181	$54
Sales and marketing	6,544	1,384	425
Product development	4,723	532	167
General and administrative	11,460	1,497	178

Total equity-based compensation	$25,536	$3,594	$824

RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Unvested Unit Activity

A summary of unvested restricted stock unit activity for fiscal years 2020, 2019, and 2018 is as follows:

	Number of Units	Weighted-average grant-date fair value

RSUs
Unvested and outstanding as of December 31, 2019	—	—
Granted	5,822,790	$22.22
Vested	(339,914)	38.39
Forfeited	—	—
Settled or cancelled	—	—

Unvested and outstanding as of December 31, 2020	5,482,876	$21.22

QLH Class B-1 Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Unvested Unit Activity

A summary of unvested QLH Class B-1 unit activity for 2020, 2019, and 2018 is as follows:

	Number of Units	Weighted-average grant-date fair value

QLH Class B-1 units
Unvested and outstanding as of December 31, 2019	—	—
Granted	583,398	$2.79
Vested	(53,047)	1.77
Forfeited	(5,667)	1.93
Settled or cancelled	—	—

Unvested and outstanding as of December 31, 2020	524,684	$2.90

Restricted Class A Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Unvested Unit Activity

A summary of unvested Company Class A share activity for 2020, 2019, and 2018 is as follows:

	Number of Units	Weighted-average grant-date fair value

Restricted Class A Shares
Unvested and outstanding as of December 31, 2019	—	—
Granted	1,210,253	$3.21
Vested	(120,516)	1.72
Forfeited	(28,132)	1.93
Settled or cancelled	—	—

Unvested and outstanding as of December 31, 2020	1,061,605	$3.41

QLH Class B Profits Interests
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Option Pricing Model Assumptions for Determining Fair Value of Class B Units

The fair value of the QLH Class B profits interests was determined on the grant date using the option pricing model based on the following assumptions:

	Twelve months ended December 31,
	2020	2019	2018
Expected term (in years)	0.5 - 2 years	2 - 3 years	3 - 5 years
Expected volatility	70% - 88%	70% - 75%	50 - 55%
Expected dividend yield	—	—	—
Risk-free interest rate	0.11% - 1.41%	1.58% - 2.19%	2.57% - 2.74%
Discount for lack of marketability	25% - 30%	30%	30%

QLH Class B Profits Interests | Class B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Class B Units' Activity

A summary of Class B Unit activity for fiscal years 2020, 2019, and 2018 is as follows:

	Number of Units	Weighted-average grant-date fair value	Aggregate Intrinsic Value (in thousands)

QLH Class B units
Outstanding as of December 31, 2017	81,590	$41.36	$6,274
Granted	19,000	62.08
Repurchased	—	—
Forfeited	(2,500)	46.09
Settled or cancelled	—	—

Outstanding as of December 31, 2018	98,090	$45.25	$22,244

Granted	100,738	$71.69
Repurchased	(31,799)	44.61
Forfeited	(3,229)	46.09
Settled or cancelled	—	—

Outstanding as of December 31, 2019	163,800	$61.62	$28,622

Granted	25,500	$105.85
Repurchased	(8,568)	51.03
Forfeited	(3,432)	74.22
Settled or cancelled (1)	(177,300)	68.25

Outstanding as of December 31, 2020	—	$—	$—

(1)	Upon the IPO and the concurrent 44 x stock split, these units were exchanged for 6,470,599 QLH Class B-1 units and Company Class A shares, of which 902,847 vested shares were cash-settled at fair market value. Because all of the QLH Class B profits interests were either (1) settled or (2) cancelled and replaced upon the IPO, there are 0 QLH Class B units outstanding as of December 31, 2020.